Restatement of Prior Period Financial Statements	12 Months Ended
Dec. 31, 2025
Restatement of Prior Period Financial Statements
Restatement of Prior Period Financial Statements

4.Restatement of Prior Period Financial Statements

The audit committee of the Board of Directors of the Company (the “Audit Committee”), based on the recommendation of, and after consultation with, the Company’s management, determined that there were valuation errors in the Company’s accounting for stock options and certain outstanding warrant derivative liabilities. Specifically, the error related to the miscalculation of annualized volatility which is an input in the Black-Scholes-Merton valuation model used to value options and warrant derivatives. The error resulted in an overstatement of Research and development expense and General and administrative expense associated with stock-based compensation. Additionally, the error resulted in an overstatement of the warrant derivative liabilities, included within the Consolidated Statements of Financial Position, as well as corresponding errors in unrealized gain and loss on warrant derivative included within the Consolidated Statements of Loss and Comprehensive Loss. These errors do not affect cash flows or cash runway and impacted the period beginning in fiscal year 2020 and continued through December 31, 2025.

4.Restatement of Prior Period Financial Statements cont’d

The Audit Committee, based on the recommendation of, and after consultation with, the Company’s management, concluded that the impact of the error was material to previously issued financial statements. As a result, the Company has restated its Consolidated Statements of Financial Position as at December 31, 2025, 2024 and opening balances as of January 1, 2024, and its Consolidated Statements of Loss and Comprehensive Loss, Statements of Cash Flows, and Statements of Changes in Shareholders’ Equity for the years ended 2025 and 2024. The restatement includes adjustments to Stock-based compensation expense, Unrealized loss on warrant derivative, Warrant derivative liability, Common shares, Reserves, and Deficit.

The impact of the correction of the misstatements is summarized below:

Consolidated Statements of Financial Position

as at	December 31, 2025
	As Previously	Restatement
	Stated	Adjustments	As Restated
Liabilities
Current liabilities
Accounts payable and accrued liabilities (Note 14, 15)	4,657,448	—	4,657,448
Warrant derivative (Note 16)	15,066,898	(2,419,384)	12,647,514
Current portion of lease liability (Note 12)	8,369	—	8,369
	19,732,715	(2,419,384)	17,313,331
Non-current liabilities
Lease liability (Note 12)	—	—	—
	—	—	—
	19,732,715	(2,419,384)	17,313,331

Shareholders’ Equity
Common shares (Note 17)	102,998,992	3,906,854	106,905,846
Reserves (Note 18)	47,241,452	(6,085,681)	41,155,771
Deficit	(146,763,518)	4,598,211	(142,165,307)
	3,476,926	2,419,384	5,896,310
	23,209,641	—	23,209,641

as at	December 31, 2024
	As Previously	Restatement
	Stated	Adjustments	As Restated
Liabilities
Current liabilities
Accounts payable and accrued liabilities (Note 14, 15)	4,941,326	—	4,941,326
Warrant derivative (Note 16)	11,862,687	(3,692,790)	8,169,897
Current portion of lease liability (Note 12)	97,234	—	97,234
	16,901,247	(3,692,790)	13,208,457
Non-current liabilities
Lease liability (Note 12)	8,369	—	8,369
	8,369	—	8,369
	16,909,616	(3,692,790)	13,216,826

Shareholders’ Equity
Common shares (Note 17)	81,194,288	2,721,823	83,916,111
Reserves (Note 18)	24,028,532	(3,724,272)	20,304,260
Deficit	(102,646,213)	4,695,239	(97,950,974)
	2,576,607	3,692,790	6,269,397
	19,486,223	—	19,486,223

4.Restatement of Prior Period Financial Statements cont’d

as at	January 1, 2024
	As Previously	Restatement
	Stated	Adjustments	As Restated
Liabilities
Current liabilities
Accounts payable and accrued liabilities (Note 14, 15)	3,321,208	—	3,321,208
Warrant derivative (Note 16)	11,726,728	(4,617,185)	7,109,543
Current portion of lease liability (Note 12)	91,586	—	91,586
	15,139,522	(4,617,185)	10,522,337
Non-current liabilities
Lease liability (Note 12)	105,604	—	105,604
	105,604	—	105,604
	15,245,126	(4,617,185)	10,627,941

Shareholders’ Equity
Common shares (Note 17)	59,026,143	2,826,582	61,852,725
Reserves (Note 18)	17,360,916	(2,319,298)	15,041,618
Deficit	(78,396,164)	4,109,901	(74,286,263)
	(2,009,105)	4,617,185	2,608,080
	13,236,021	—	13,236,021

Consolidated Statements of Loss and Comprehensive Loss

for the year ended	December 31, 2025
	As Previously	Restatement
	Stated	Adjustments	As Restated
Operating expenses
Research and development (Note 20)	13,907,206	(440,972)	13,466,234
General and administrative (Note 20)	11,172,046	(1,350,322)	9,821,724
Total operating expenses	25,079,252	(1,791,294)	23,287,958
Interest income	(333,415)	—	(333,415)
Unrealized loss on warrant derivative (Note 16)	18,962,059	1,888,322	20,850,381
Foreign exchange loss (gain)	409,409	—	409,409
Net loss and comprehensive loss	(44,117,305)	(97,028)	(44,214,333)
Basic and diluted net loss per share	(0.61)	—	(0.61)
Weighted average Common Shares outstanding (Note 17)	72,330,908	—	72,330,908

for the year ended	December 31, 2024
	As Previously	Restatement
	Stated	Adjustments	As Restated
Operating expenses
Research and development (Note 20)	15,811,020	(305,674)	15,505,346
General and administrative (Note 20)	9,365,129	(1,204,059)	8,161,070
Total operating expenses	25,176,149	(1,509,733)	23,666,416
Interest income	(812,617)	—	(812,617)
Unrealized loss on warrant derivative (Note 16)	135,958	924,395	1,060,353
Foreign exchange loss (gain)	(249,441)	—	(249,441)
Net loss and comprehensive loss	(24,250,049)	585,338	(23,664,711)
Basic and diluted net loss per share	(0.36)	0.01	(0.35)
Weighted average Common Shares outstanding (Note 17)	67,321,698	—	67,321,698

4.Restatement of Prior Period Financial Statements cont’d

Consolidated Statements of Cash Flows

for the year ended	December 31, 2025
	As Previously	Restatement
	Stated	Adjustments	As Restated
Operating Activities
Net loss for the period	(44,117,305)	(97,028)	(44,214,333)
Stock-based compensation (Note 15, 18)	5,394,914	(1,791,294)	3,603,619
Change in fair value of warrant derivative (Note 16)	18,962,059	1,888,322	20,850,381
Other items not involving cash and changes in non-cash working capital	261,121	—	261,122
Net cash used in operating activities	(19,499,211)	—	(19,499,211)

for the year ended	December 31, 2024
	As Previously	Restatement
	Stated	Adjustments	As Restated
Operating Activities
Net loss for the period	(24,250,049)	585,338	(23,664,711)
Stock-based compensation (Note 15, 18)	6,039,724	(1,509,733)	4,529,991
Change in fair value of warrant derivative (Note 16)	135,959	924,395	1,060,353
Other items not involving cash and changes in non-cash working capital	1,233,332	—	1,233,333
Net cash used in operating activities	(16,841,034)	—	(16,841,034)

Consolidated Statements of Changes in Shareholders’ Equity

for the year ended	December 31, 2025
	As Previously	Restatement
	Stated	Adjustments	As Restated
Total Shareholders’ Equity
Balance December 31, 2024	2,576,607	3,692,790	6,269,397
Common share financings, net (Note 17)	9,681,548	1,972,110	11,653,658
Warrant exercises (Note 18)	3,392,617	—	3,392,617
Warrant amendment (Note 16)	22,068,176	(1,357,194)	20,710,982
Option exercises (Note 18)	4,480,370	—	4,480,370
Stock-based compensation (Note 18)	5,394,914	(1,791,295)	3,603,619
Loss and comprehensive loss	(44,117,305)	(97,028)	(44,214,333)
Balance December 31, 2025	3,476,926	2,419,384	5,896,310

for the year ended	December 31, 2024
	As Previously	Restatement
	Stated	Adjustments	As Restated
Total Shareholders’ Equity
Balance December 31, 2023	(2,009,105)	4,617,185	2,608,080
Common share financings, net (Note 17)	21,381,446	—	21,381,446
Warrant exercise (Note 18)	139,250	—	139,250
Option exercises (Note 18)	1,275,341	—	1,275,341
Stock-based compensation (Note 18)	6,039,724	(1,509,733)	4,529,991
Loss and comprehensive loss	(24,250,049)	585,338	(23,664,711)
Balance December 31, 2024	2,576,607	3,692,790	6,269,397